Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.1%
Aerospace & Defense - 0.6%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 6,720,000	$ 5,779,200
7.88%, 04/15/2027 (A)	4,469,000	3,552,855
Triumph Group, Inc.
5.25%, 06/01/2022	5,182,000	4,212,810
7.75%, 08/15/2025 (B)	2,962,000	1,918,932

		15,463,797

Airlines - 0.6%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A)	11,842,000	5,257,848
5.00%, 06/01/2022 (A)	154,000	85,670
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A) (C)	0	0
5.63%, 07/15/2022 (A)	1,090,330	929,341
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	442,760	428,380
6.90%, 10/19/2023	962,640	794,550
United Airlines Holdings, Inc.
4.25%, 10/01/2022 (B)	615,000	548,887
4.88%, 01/15/2025 (B)	5,718,000	4,674,465
5.00%, 02/01/2024 (B)	2,430,000	2,029,050
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,068,813	959,277

		15,707,468

Auto Components - 1.1%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A) (B)	3,703,000	3,962,654
Dana, Inc.
5.38%, 11/15/2027	5,058,000	5,331,132
5.50%, 12/15/2024 (B)	700,000	715,750
5.63%, 06/15/2028	3,900,000	4,095,000
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	2,686,000	2,652,425
5.00%, 05/31/2026	1,404,000	1,404,000
9.50%, 05/31/2025	6,882,000	7,763,722

		25,924,683

Automobiles - 0.1%
Ford Motor Co.
8.50%, 04/21/2023	275,000	305,250
9.00%, 04/22/2025	980,000	1,154,563
9.63%, 04/22/2030	1,012,000	1,333,310

		2,793,123

Banks - 3.0%
Barclays PLC
Fixed until 06/20/2029, 5.09% (D), 06/20/2030	1,675,000	1,968,993
Fixed until 09/15/2023 (E), 7.75% (D)	8,507,000	8,666,506
Fixed until 06/15/2024 (E), 8.00% (D)	3,262,000	3,453,643
BNP Paribas SA
Fixed until 03/14/2022 (E), 6.75% (A) (D)	5,700,000	5,821,125
Fixed until 03/30/2021 (E), 7.63% (A) (D)	1,899,000	1,942,202
CIT Bank NA
Fixed until 09/27/2024, 2.97% (D), 09/27/2025	3,277,000	3,105,941
CIT Group, Inc.
4.75%, 02/16/2024	2,166,000	2,241,810
5.00%, 08/15/2022 (B)	3,080,000	3,180,100
Citigroup, Inc.
Fixed until 09/12/2024 (E), 5.00% (D)	9,441,000	9,464,602
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	6,247,000	6,799,451

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 3.74% (D), 10/30/2020 (E)	$ 1,907,000	$ 1,826,906
Fixed until 02/01/2025 (E), 4.60% (D)	2,250,000	2,177,100
Lloyds Banking Group PLC
Fixed until 06/27/2024 (E), 7.50% (D)	4,252,000	4,485,860
Fixed until 09/27/2025 (E), 7.50% (B) (D)	1,509,000	1,603,313
Natwest Group PLC
Fixed until 08/15/2021 (E), 8.63% (D)	2,860,000	2,988,099
Societe Generale SA
Fixed until 09/13/2021(E), 7.38% (A) (D)	8,708,000	8,898,531
UniCredit SpA
Fixed until 06/30/2030, 5.46% (D), 06/30/2035(A)	4,000,000	4,130,969
6.57%, 01/14/2022 (A)	566,000	601,664

		73,356,815

Beverages - 0.5%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	11,347,000	11,786,696

Building Products - 1.9%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	10,127,000	8,644,813
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	694,000	727,867
6.75%, 06/01/2027 (A)	5,630,000	6,193,000
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A)	17,929,000	18,489,281
Griffon Corp.
5.75%, 03/01/2028	4,426,000	4,625,170
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	6,447,000	6,861,155

		45,541,286

Capital Markets - 1.0%
Credit Suisse Group AG
Fixed until 12/18/2024 (E), 6.25% (A) (D)	1,350,000	1,437,750
Fixed until 08/21/2026 (E), 6.38% (A) (D)	3,782,000	3,982,938
Fixed until 09/12/2025 (E), 7.25% (A) (D)	5,450,000	5,797,438
Fixed until 07/17/2023 (E), 7.50% (A) (B) (D)	4,221,000	4,451,213
Fixed until 12/11/2023 (E), 7.50% (A) (D)	6,403,000	7,019,289
Deutsche Bank AG
Fixed until 10/30/2025 (E), 6.00% (D)	1,400,000	1,218,420
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (D), 08/31/2020 (E)	1,048,000	940,716

		24,847,764

Chemicals - 2.0%
Avient Corp.
5.75%, 05/15/2025 (A)	1,759,000	1,909,377
Blue Cube Spinco LLC
10.00%, 10/15/2025	1,012,000	1,080,310
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	3,304,000	2,312,800
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	7,257,000	7,202,572

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	$ 8,059,000	$ 8,054,970
5.25%, 06/01/2027 (A)	8,369,000	7,919,166
OCI NV
6.63%, 04/15/2023 (A)	4,370,000	4,533,132
Olin Corp.
5.13%, 09/15/2027 (B)	3,235,000	3,129,863
5.63%, 08/01/2029	4,736,000	4,527,711
9.50%, 06/01/2025 (A)	6,655,000	7,586,700

		48,256,601

Commercial Services & Supplies - 2.6%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	4,471,000	4,649,840
4.25%, 11/01/2029 (A)	787,000	831,371
5.25%, 08/01/2026 (A) (B)	3,642,000	3,860,520
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	857,000	818,435
5.75%, 07/15/2027 (A) (B)	7,688,000	7,188,280
6.38%, 04/01/2024 (A) (B)	6,604,000	6,306,820
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	5,921,000	5,808,501
Garda World Security Corp.
4.63%, 02/15/2027 (A)	8,095,000	8,316,965
8.75%, 05/15/2025 (A)	7,008,000	7,218,240
9.50%, 11/01/2027 (A) (B)	2,287,000	2,492,830
GFL Environmental, Inc.
4.25%, 06/01/2025 (A)	687,000	714,480
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	10,675,000	11,288,812
Stericycle, Inc.
5.38%, 07/15/2024 (A)	5,371,000	5,652,978

		65,148,072

Communications Equipment - 1.0%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	752,389
6.00%, 06/15/2025 (A)	11,815,000	12,071,385
CommScope, Inc.
5.50%, 03/01/2024 (A)	2,975,000	3,089,597
6.00%, 03/01/2026 (A)	2,585,000	2,757,859
8.25%, 03/01/2027 (A) (B)	2,579,000	2,781,194
Nokia OYJ
3.38%, 06/12/2022	4,034,000	4,165,105

		25,617,529

Construction & Engineering - 1.5%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (F) (G)	3,905,806	20
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	3,786,000	3,814,395
6.75%, 08/01/2025 (A)	4,251,000	4,314,765
9.88%, 04/01/2027 (A)	9,020,000	9,741,600
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	2,906,000	3,174,805
5.88%, 01/31/2025 (A)	1,544,000	1,590,320
6.00%, 09/01/2023 (A)	428,000	440,840
6.63%, 07/15/2027 (A)	3,890,000	4,240,100
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	8,720,000	8,720,000

		36,036,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.4%
Norbord, Inc.
6.25%, 04/15/2023 (A)	$ 9,423,000	$ 9,941,265

Consumer Finance - 3.1%
Ally Financial, Inc.
3.05%, 06/05/2023	3,085,000	3,190,990
3.88%, 05/21/2024 (B)	4,841,000	5,172,190
5.75%, 11/20/2025	2,727,000	3,079,135
7.50%, 09/15/2020	4,646,000	4,679,817
Altice Financing SA
5.00%, 01/15/2028 (A)	1,771,000	1,818,020
7.50%, 05/15/2026 (A)	8,910,000	9,580,477
Ford Motor Credit Co. LLC
3.20%, 01/15/2021	828,000	828,828
3.34%, 03/18/2021	3,794,000	3,803,485
3.35%, 11/01/2022	200,000	201,250
4.38%, 08/06/2023	3,548,000	3,671,435
4.39%, 01/08/2026, MTN	7,534,000	7,738,774
5.60%, 01/07/2022	400,000	415,120
5.88%, 08/02/2021	1,488,000	1,527,060
Navient Corp.
5.00%, 10/26/2020 - 03/15/2027	6,234,000	6,230,329
5.88%, 10/25/2024	11,427,000	11,712,675
6.50%, 06/15/2022	3,708,000	3,874,860
6.63%, 07/26/2021	1,020,000	1,045,500
OneMain Finance Corp.
7.13%, 03/15/2026	2,705,000	3,171,153
8.88%, 06/01/2025	3,619,000	4,080,422

		75,821,520

Containers & Packaging - 4.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (F)	8,112,000	8,294,520
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A)	2,382,000	2,493,406
6.00%, 02/15/2025 (A)	1,062,000	1,109,790
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	2,013,000	2,078,423
5.38%, 01/15/2028 (A) (B)	4,311,000	4,461,885
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	13,253,000	13,829,240
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,847,075
7.88%, 07/15/2026 (A)	5,488,000	5,689,355
Graphic Packaging International LLC
3.50%, 03/15/2028 (A)	6,747,000	6,856,639
Greif, Inc.
6.50%, 03/01/2027 (A) (B)	8,781,000	9,329,813
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	6,226,000	6,347,905
7.25%, 04/15/2025 (A) (B)	2,707,000	2,598,720
OI European Group BV
4.00%, 03/15/2023 (A)	3,970,000	3,999,775
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	4,075,002
6.38%, 08/15/2025 (A) (B)	820,000	877,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (A)	4,368,000	4,434,830
7.00%, 07/15/2024 (A)	13,051,000	13,295,706

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$ 630,000	$ 645,750
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	4,224,000	4,499,827
8.50%, 08/15/2027 (A)	1,785,000	1,954,575

		99,719,636

Diversified Financial Services - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	1,969,000	2,112,933
Avation Capital SA
6.50%, 05/15/2021 (A)	3,305,000	2,437,437
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,544,938
5.00%, 08/01/2024 (A)	3,964,000	3,669,237
5.75%, 11/15/2023 (A)	1,520,000	1,493,400
Dana Financing SARL
5.75%, 04/15/2025 (A)	15,976,000	16,694,920
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT,
3.02% (D), 12/21/2065 (A)	10,997,000	5,487,613
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT,
3.27% (D), 12/21/2065 (A)	3,974,000	2,106,220
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,527,000	4,670,315
5.25%, 03/15/2022 - 10/01/2025 (A)	11,792,000	11,227,060
Picasso Finance Sub, Inc.
6.13%, 06/15/2025 (A)	1,365,000	1,450,313
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	3,149,000	3,369,115
5.50%, 05/15/2029 (A)	11,769,000	12,828,210

		69,091,711

Diversified Telecommunication Services - 3.3%
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	6,676,000	6,989,038
5.80%, 03/15/2022 (B)	6,234,000	6,530,115
6.45%, 06/15/2021	1,564,000	1,620,695
6.75%, 12/01/2023	7,836,000	8,688,165
7.50%, 04/01/2024 (B)	4,698,000	5,308,740
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (A)	2,000,000	2,050,600
Frontier Communications Corp.
7.63%, 04/15/2024 (H)	6,057,000	1,998,810
8.50%, 04/01/2026 (A) (H)	2,664,000	2,624,040
8.75%, 04/15/2022 (H)	2,766,000	904,136
9.00%, 08/15/2031 (H)	5,484,000	1,686,330
11.00%, 09/15/2025 (H)	2,696,000	943,600
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	360,105
6.63%, 08/01/2026	8,533,000	9,492,962
7.63%, 06/15/2021	8,342,000	8,759,100
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (H)	5,205,000	3,435,300
Level 3 Financing, Inc.
4.25%, 07/01/2028 (A)	5,517,000	5,751,472
5.38%, 01/15/2024	5,940,000	6,041,693

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
8.75%, 03/15/2032	$ 2,435,000	$ 3,755,988
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	3,434,000	3,441,589

		80,382,478

Electric Utilities - 0.7%
Elwood Energy LLC
8.16%, 07/05/2026	3,593,958	3,881,475
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	3,624,000	3,859,560
NRG Energy, Inc.
7.25%, 05/15/2026 (B)	8,296,000	8,947,319
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,343,000	1,433,652

		18,122,006

Energy Equipment & Services - 0.7%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	2,977,000	2,540,750
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (F)	4,805,000	2,955,075
Genesis Energy, LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	1,928,000	1,807,500
6.50%, 10/01/2025	3,851,000	3,566,989
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	57,200
8.95%, 04/01/2045	2,283,000	22,830
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (A)	2,065,000	1,812,037
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	4,444,000	4,543,057

		17,305,438

Entertainment - 0.5%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,517,164
4.88%, 06/15/2030 (A)	4,450,000	5,231,420
5.38%, 11/15/2029 (A)	2,835,000	3,433,894

		13,182,478

Equity Real Estate Investment Trusts - 2.6%
CBL & Associates, LP
5.25%, 12/01/2023	7,893,000	1,856,513
5.95%, 12/15/2026	872,000	202,740
Equinix, Inc.
5.38%, 05/15/2027	3,867,000	4,255,015
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	2,690,000	2,802,644
6.00%, 04/15/2025 (A)	3,212,000	3,456,915
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	1,000,000	1,035,000
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	11,530,000	12,106,500
iStar, Inc.
4.25%, 08/01/2025	5,841,000	5,614,661
5.25%, 09/15/2022	3,410,000	3,410,000
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
4.63%, 06/15/2025 (A)	1,364,000	1,433,891
5.75%, 02/01/2027	2,539,000	2,748,468

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025 (A)	$ 7,823,000	$ 8,327,583
SBA Communications Corp.
3.88%, 02/15/2027 (A)	5,857,000	6,061,995
4.00%, 10/01/2022	4,165,000	4,221,227
Service Properties Trust
4.35%, 10/01/2024	4,103,000	3,673,006
4.75%, 10/01/2026	2,278,000	2,004,640
7.50%, 09/15/2025	1,481,000	1,570,472

		64,781,270

Food & Staples Retailing - 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	5,022,000	5,310,765
5.75%, 03/15/2025	14,565,000	15,074,775
6.63%, 06/15/2024	5,014,000	5,217,568
7.50%, 03/15/2026 (A)	1,383,000	1,555,875
Rite Aid Corp.
7.50%, 07/01/2025 (A)	4,594,000	4,668,653
8.00%, 11/15/2026 (A)	6,255,000	6,442,024

		38,269,660

Food Products - 2.8%
B&G Foods, Inc.
5.25%, 09/15/2027 (B)	8,120,000	8,631,885
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	2,794,000	2,867,342
Kraft Heinz Foods Co.
3.88%, 05/15/2027 (A)	4,454,000	4,797,050
3.95%, 07/15/2025	1,616,000	1,776,390
4.88%, 10/01/2049 (A)	3,922,000	4,333,300
5.00%, 07/15/2035 - 06/04/2042	8,559,000	9,935,362
6.88%, 01/26/2039	1,374,000	1,842,352
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	15,593,000	16,489,597
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	3,352,000	3,527,980
5.00%, 08/15/2026 (A)	4,143,000	4,341,698
5.50%, 12/15/2029 (A)	3,462,000	3,799,372
5.63%, 01/15/2028 (A)	5,606,000	6,126,237

		68,468,565

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028 (A)	3,130,000	3,306,845

Health Care Providers & Services - 5.2%
AdaptHealth LLC
6.13%, 08/01/2028 (A)	6,722,000	7,005,332
Centene Corp.
3.38%, 02/15/2030	501,000	530,434
4.25%, 12/15/2027	3,243,000	3,445,688
4.63%, 12/15/2029	1,024,000	1,142,026
CHS / Community Health Systems, Inc.
6.25%, 03/31/2023	6,307,000	6,354,303
6.63%, 02/15/2025 (A)	2,069,000	2,090,311
8.00%, 03/15/2026 (A)	12,635,000	12,941,651
8.13%, 06/30/2024 (A)	1,120,000	709,822
DaVita, Inc.
4.63%, 06/01/2030 (A)	5,642,000	6,008,730
5.00%, 05/01/2025	5,056,000	5,195,040
Encompass Health Corp.
4.50%, 02/01/2028	1,697,000	1,773,365
4.75%, 02/01/2030	5,706,000	6,029,074
5.75%, 11/01/2024 - 09/15/2025	9,749,000	10,013,897

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
3.50%, 09/01/2030	$ 5,704,000	$ 5,994,984
5.38%, 02/01/2025	8,523,000	9,609,682
5.88%, 02/15/2026 - 02/01/2029	15,997,000	18,816,822
7.50%, 11/06/2033	441,000	594,248
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	7,025,000	7,347,869
5.13%, 05/01/2025	6,496,000	6,682,565
5.13%, 11/01/2027 (A)	7,225,000	7,667,531
6.75%, 06/15/2023	2,401,000	2,533,055
7.50%, 04/01/2025 (A)	640,000	708,000
8.13%, 04/01/2022	3,564,000	3,840,210

		127,034,639

Hotels, Restaurants & Leisure - 6.8%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	8,250,000	7,930,312
6.00%, 08/15/2026	1,911,000	1,926,059
6.38%, 04/01/2026	2,760,000	2,822,100
8.63%, 06/01/2025 (A)	1,349,000	1,487,111
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	10,026,000	10,715,287
Carnival Corp.
10.50%, 02/01/2026 (A) (B)	2,643,000	2,735,505
11.50%, 04/01/2023 (A)	6,026,000	6,553,275
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	5,586,000	6,016,681
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	7,057,000	7,392,207
5.13%, 05/01/2026	4,585,000	4,745,475
5.38%, 05/01/2025 (A)	1,265,000	1,322,558
5.75%, 05/01/2028 (A)	493,000	526,278
International Game Technology PLC
5.25%, 01/15/2029 (A)	780,000	796,996
6.25%, 02/15/2022 (A)	3,838,000	4,011,132
6.25%, 01/15/2027 (A) (B)	4,038,000	4,300,470
6.50%, 02/15/2025 (A)	2,946,000	3,174,315
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026 (B)	6,546,000	6,709,650
MGM Resorts International
5.50%, 04/15/2027	9,356,000	9,402,780
5.75%, 06/15/2025 (B)	4,657,000	4,808,352
6.75%, 05/01/2025	3,938,000	4,095,520
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	3,734,000	2,464,440
10.25%, 02/01/2026 (A)	2,931,000	2,894,362
12.25%, 05/15/2024 (A)	3,899,000	4,230,415
Royal Caribbean Cruises, Ltd.
9.13%, 06/15/2023 (A)	1,021,000	1,043,973
10.88%, 06/01/2023 (A)	1,529,000	1,611,735
11.50%, 06/01/2025 (A) (B)	3,444,000	3,795,195
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	6,047,000	5,994,089
7.00%, 05/15/2028 (A)	1,957,000	1,800,440
7.25%, 11/15/2029 (A)	1,938,000	1,773,270
8.25%, 03/15/2026 (A)	6,194,000	6,203,848
Station Casinos LLC
4.50%, 02/15/2028 (A)	7,711,000	6,901,345
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	21,833,000	14,355,197
6.25%, 05/15/2025 (A)	5,512,000	3,624,140
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 (A) (C) (G) (I) (J) (K)	1,025,248	0

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.
4.25%, 03/01/2022	$ 1,780,000	$ 1,766,650
5.40%, 04/01/2024	8,720,000	8,698,200
5.75%, 04/01/2027	8,016,000	7,935,840

		166,565,202

Household Durables - 2.6%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	3,210,000	3,222,808
6.75%, 03/15/2025	3,724,000	3,835,720
7.25%, 10/15/2029	4,238,000	4,556,867
Century Communities, Inc.
5.88%, 07/15/2025	9,117,000	9,382,122
6.75%, 06/01/2027	5,571,000	5,949,494
KB Home
4.80%, 11/15/2029	8,234,000	8,563,360
7.50%, 09/15/2022	4,108,000	4,498,260
7.63%, 05/15/2023	5,595,000	6,154,500
Lennar Corp.
4.13%, 01/15/2022	4,000,000	4,095,000
4.75%, 05/30/2025 (B)	3,255,000	3,580,500
5.00%, 06/15/2027 (B)	5,208,000	5,859,000
8.38%, 01/15/2021	1,985,000	2,044,550
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,679,900
Newell Brands, Inc.
4.88%, 06/01/2025	1,338,000	1,455,075

		64,877,156

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
4.50%, 02/15/2028 (A)	8,765,000	9,049,863
5.00%, 02/01/2031 (A) (L)	3,802,000	3,896,594
5.13%, 03/15/2028 (A)	2,702,000	2,810,539
5.25%, 06/01/2026 (A)	7,839,000	8,152,560

		23,909,556

Insurance - 0.9%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.52% (D), 02/12/2067 (A)	9,926,000	7,940,800
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.74% (D), 05/17/2066	12,169,000	8,518,300
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	6,026,000	5,863,405

		22,322,505

Internet & Direct Marketing Retail - 0.3%
Expedia Group, Inc.
3.60%, 12/15/2023 (A)	3,130,000	3,166,743
6.25%, 05/01/2025 (A)	4,106,000	4,487,499

		7,654,242

IT Services - 0.5%
Gartner, Inc.
4.50%, 07/01/2028 (A)	9,533,000	10,009,650
Science Applications International Corp.
4.88%, 04/01/2028 (A)	684,000	716,490
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.75%, 06/01/2025 (A) (L)	2,500,000	2,581,250

		13,307,390

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	$ 1,554,000	$ 1,519,361
5.45%, 11/01/2041	1,400,000	1,253,000
6.75%, 12/31/2025 (A) (B)	1,306,000	1,398,818

		4,171,179

Machinery - 0.9%
Colfax Corp.
6.00%, 02/15/2024 (A)	4,635,000	4,878,338
6.38%, 02/15/2026 (A)	845,000	912,600
Meritor, Inc.
6.25%, 02/15/2024	14,712,000	15,043,020
6.25%, 06/01/2025 (A)	1,455,000	1,542,300

		22,376,258

Media - 8.2%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (K) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (K) (M)	1,460,000	102
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	4,808,000	5,017,244
4.50%, 08/15/2030 - 05/01/2032 (A)	8,431,000	8,926,315
4.75%, 03/01/2030 (A)	11,269,000	11,994,442
5.00%, 02/01/2028 (A)	3,937,000	4,173,220
5.38%, 06/01/2029 (A)	2,325,000	2,545,875
5.50%, 05/01/2026 (A)	10,527,000	11,135,461
5.75%, 02/15/2026 (A)	13,282,000	13,912,895
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	10,759,000	10,543,820
9.25%, 02/15/2024	4,051,000	3,645,900
CSC Holdings LLC
4.13%, 12/01/2030 (A)	2,196,000	2,319,569
4.63%, 12/01/2030 (A)	1,609,000	1,689,450
6.50%, 02/01/2029 (A)	4,000,000	4,580,000
6.63%, 10/15/2025 (A)	11,394,000	11,906,730
7.50%, 04/01/2028 (A)	1,901,000	2,186,720
10.88%, 10/15/2025 (A)	1,740,000	1,865,454
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	6,948,000	5,350,446
6.63%, 08/15/2027 (A)	609,000	333,428
DISH DBS Corp.
5.00%, 03/15/2023	6,830,000	7,120,685
5.88%, 07/15/2022 (B)	3,238,000	3,407,995
6.75%, 06/01/2021	3,254,000	3,367,890
7.38%, 07/01/2028 (A)	3,396,000	3,594,530
7.75%, 07/01/2026 (B)	7,393,000	8,336,347
Gray Television, Inc.
7.00%, 05/15/2027 (A) (B)	4,899,000	5,352,157
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,073,000	4,286,833
8.38%, 05/01/2027	2,589,000	2,584,935
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	4,880,000	5,272,840
Meredith Corp.
6.50%, 07/01/2025 (A)	5,807,000	5,908,622
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	3,608,000	3,626,040
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	6,395,000	6,393,081
5.63%, 08/01/2024 (A) (B)	2,429,000	2,456,326
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	5,659,000	5,971,943

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Sirius XM Radio, Inc. (continued)
4.63%, 07/15/2024 (A)	$ 3,125,000	$ 3,290,625
5.50%, 07/01/2029 (A)	1,598,000	1,779,773
TEGNA, Inc.
4.63%, 03/15/2028 (A)	3,058,000	3,018,246
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	3,706,000	3,798,650
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	5,599,000	5,614,677
9.50%, 05/01/2025 (A)	979,000	1,069,558
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	5,449,000	5,693,333
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	3,225,000	3,418,500
Ziggo BV
5.50%, 01/15/2027 (A)	5,374,000	5,669,570

		203,160,318

Metals & Mining - 4.4%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	6,999,000	7,488,930
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,701,000	3,571,465
5.75%, 03/01/2025 (B)	710,000	612,375
5.88%, 06/01/2027	2,624,000	2,256,640
6.75%, 03/15/2026 (A)	6,242,000	6,273,210
Constellium SE
5.63%, 06/15/2028 (A)	2,233,000	2,342,417
5.75%, 05/15/2024 (A)	5,213,000	5,313,806
5.88%, 02/15/2026 (A)	910,000	937,300
6.63%, 03/01/2025 (A)	12,249,000	12,647,092
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	2,566,000	2,577,419
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	5,142,000	5,405,527
4.25%, 03/01/2030	4,492,000	4,693,242
4.38%, 08/01/2028	4,277,000	4,534,903
4.55%, 11/14/2024	1,875,000	2,043,750
4.63%, 08/01/2030	4,277,000	4,581,993
5.45%, 03/15/2043	5,050,000	5,618,125
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	7,482,000	8,258,332
New Gold, Inc.
6.38%, 05/15/2025 (A)	3,111,000	3,219,885
7.50%, 07/15/2027 (A) (B)	7,506,000	8,162,775
Novelis Corp.
4.75%, 01/30/2030 (A)	4,421,000	4,612,297
5.88%, 09/30/2026 (A)	4,038,000	4,308,183
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	7,177,871
6.25%, 07/15/2041	2,579,000	2,887,444

		109,524,981

Multiline Retail - 0.2%
Macy’s Retail Holdings LLC
3.45%, 01/15/2021 (B)	2,557,000	2,518,645
Macy’s, Inc.
8.38%, 06/15/2025 (A)	1,214,000	1,267,926

		3,786,571

Oil, Gas & Consumable Fuels - 9.9%
Antero Resources Corp.
5.00%, 03/01/2025	5,525,000	3,501,469
Apache Corp.
4.25%, 01/15/2044	4,709,000	4,215,591
4.38%, 10/15/2028	3,338,000	3,333,827
4.75%, 04/15/2043	1,669,000	1,589,723

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
6.13%, 10/01/2024	$ 12,591,000	$ 3,871,732
6.25%, 04/15/2023	4,786,000	1,555,450
6.38%, 07/01/2026	3,965,000	1,229,150
8.25%, 07/15/2025	4,645,000	1,393,500
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,193,863
Cheniere Energy Partners, LP
5.63%, 10/01/2026	6,233,000	6,583,606
Chesapeake Energy Corp.
7.00%, 10/01/2024	2,717,000	135,850
7.50%, 10/01/2026	4,652,000	209,340
11.50%, 01/01/2025 (A)	3,534,000	326,895
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	10,098,000	9,896,040
DCP Midstream Operating, LP
5.38%, 07/15/2025	6,143,000	6,468,702
DCP Midstream, LP
Fixed until 12/15/2022 (E), 7.38% (D)	5,180,000	3,483,125
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	1,903,000	802,038
9.00%, 05/15/2021 (A)	5,762,000	2,430,815
eG Global Finance PLC
6.75%, 02/07/2025 (A)	7,779,000	8,127,499
8.50%, 10/30/2025 (A)	2,947,000	3,219,362
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A) (H)	3,079,000	823,633
8.00%, 11/29/2024 (A) (H)	1,526,000	15,260
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	1,507,000	1,598,415
6.50%, 07/01/2027 (A) (B)	3,980,000	4,388,348
Gulfport Energy Corp.
6.00%, 10/15/2024	3,652,000	1,912,260
6.38%, 05/15/2025 - 01/15/2026	8,661,000	4,235,520
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	5,881,000	5,954,512
HighPoint Operating Corp.
8.75%, 06/15/2025	4,089,000	1,022,250
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,486,000	3,363,549
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	496,873
10.50%, 05/15/2027 (A)	3,210,000	1,926,000
MPLX, LP
6.38%, 05/01/2024	3,000,000	3,092,988
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,269,470
5.63%, 04/28/2027	6,104,000	5,958,725
6.00%, 06/01/2026	531,000	544,275
6.75%, 02/01/2021	5,132,000	5,197,433
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A)	5,149,000	913,948
6.88%, 03/15/2022	6,285,000	1,164,925
Occidental Petroleum Corp.
2.70%, 08/15/2022	8,910,000	8,607,416
2.90%, 08/15/2024	12,466,000	11,732,999
4.85%, 03/15/2021	2,608,000	2,614,520
6.45%, 09/15/2036	18,276,000	18,386,570
Parkland Corp.
5.88%, 07/15/2027 (A)	3,894,000	4,127,640
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	3,078,000	3,124,170
5.38%, 01/15/2025 (A)	5,034,000	5,183,510
5.63%, 10/15/2027 (A)	2,618,000	2,742,355

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.
6.13%, 09/15/2024	$ 11,607,000	$ 11,747,909
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	2,389,000	907,820
SM Energy Co.
5.63%, 06/01/2025	1,160,000	603,200
6.13%, 11/15/2022	3,265,000	2,416,100
6.63%, 01/15/2027	4,965,000	2,445,262
6.75%, 09/15/2026	7,219,000	3,609,500
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	7,310,000	6,858,607
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	2,540,000	1,244,600
Summit Midstream Partners, LP
Fixed until 12/15/2022 (E), 9.50% (D)	4,110,000	611,363
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (B)	3,140,000	3,202,800
5.13%, 02/01/2025	9,135,000	9,272,025
5.50%, 03/01/2030 (A)	4,392,000	4,633,560
5.88%, 04/15/2026 (B)	2,030,000	2,157,443
6.50%, 07/15/2027	1,228,000	1,313,960
6.75%, 03/15/2024	11,444,000	11,715,223
Ultra Resources, Inc.
6.88%, 04/15/2022 (A) (H)	811,000	2,028
7.13%, 04/15/2025 (A) (H)	3,098,000	7,745
WPX Energy, Inc.
5.25%, 09/15/2024 (B)	3,876,000	3,995,768
5.88%, 06/15/2028	5,092,000	5,216,143

		243,926,197

Paper & Forest Products - 0.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	1,994,000	2,113,640

Pharmaceuticals - 1.9%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	1,892,000	2,104,850
9.25%, 04/01/2026 (A)	3,917,000	4,405,450
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	598,000	600,978
5.25%, 01/30/2030 (A)	598,000	610,708
5.50%, 11/01/2025 (A)	1,745,000	1,810,804
5.88%, 05/15/2023 (A)	569,000	569,000
6.13%, 04/15/2025 (A)	12,981,000	13,402,882
7.00%, 01/15/2028 (A)	4,255,000	4,627,313
ENDO Dac / ENDO Finance LLC / ENDO Finco, Inc.
6.00%, 06/30/2028 (A)	3,660,000	2,790,750
9.50%, 07/31/2027 (A)	3,289,000	3,539,786
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	11,513,000	12,245,572

		46,708,093

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	5,468,000	5,850,760

Road & Rail - 1.2%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,385,053
5.25%, 05/15/2024 (A) (B)	2,500,000	2,333,355
Hertz Corp.
5.50%, 10/15/2024 (A) (H)	8,490,000	3,353,550
6.00%, 01/15/2028 (A) (H)	8,482,000	3,350,390
6.25%, 10/15/2022 (H)	2,029,000	801,455

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	$ 971,000	$ 935,561
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	8,466,000	8,857,553
8.00%, 11/01/2026 (A)	5,399,000	5,666,520

		28,683,437

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc.
4.25%, 09/01/2025 (A)	1,395,000	1,466,444
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	1,886,000	2,015,549

		3,481,993

Software - 0.5%
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25%, 01/31/2026 (A)	1,254,000	1,299,834
Open Text Corp.
3.88%, 02/15/2028 (A)	5,098,000	5,300,391
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	6,563,000	6,612,222

		13,212,447

Specialty Retail - 1.2%
L Brands, Inc.
5.25%, 02/01/2028	3,512,000	3,261,805
6.75%, 07/01/2036	4,032,000	3,891,283
6.88%, 07/01/2025 (A)	1,210,000	1,303,146
6.88%, 11/01/2035	4,607,000	4,409,820
9.38%, 07/01/2025 (A)	907,000	1,011,305
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (A)	7,998,000	9,006,468
Staples, Inc.
7.50%, 04/15/2026 (A)	7,130,000	6,255,149

		29,138,976

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	2,078,000	2,344,448
5.88%, 06/15/2021 (A)	1,739,000	1,741,174
6.02%, 06/15/2026 (A)	2,070,000	2,427,229
6.20%, 07/15/2030 (A)	1,573,000	1,920,053
7.13%, 06/15/2024 (A)	12,473,000	12,956,329
8.35%, 07/15/2046 (A)	2,901,000	4,042,815
NCR Corp.
5.75%, 09/01/2027 (A)	1,656,000	1,709,820
6.13%, 09/01/2029 (A)	4,085,000	4,474,913
8.13%, 04/15/2025 (A) (B)	3,106,000	3,446,728
Seagate HDD Cayman
4.09%, 06/01/2029 (A)	3,342,000	3,565,076
4.13%, 01/15/2031 (A)	452,000	485,223
4.88%, 03/01/2024	4,325,000	4,703,397
Western Digital Corp.
4.75%, 02/15/2026 (B)	5,292,000	5,749,070

		49,566,275

Trading Companies & Distributors - 1.4%
United Rentals North America, Inc.
4.00%, 07/15/2030	8,613,000	8,914,455
4.63%, 10/15/2025	2,696,000	2,773,510
5.50%, 07/15/2025 - 05/15/2027	18,812,000	19,682,906
6.50%, 12/15/2026	3,657,000	4,059,270

		35,430,141

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.9%
Altice France SA
7.38%, 05/01/2026 (A)	$ 12,482,000	$ 13,313,925
Sprint Corp.
7.13%, 06/15/2024	13,138,000	15,326,134
7.25%, 09/15/2021	7,307,000	7,718,019
7.63%, 03/01/2026	1,850,000	2,312,463
T-Mobile USA, Inc.
4.00%, 04/15/2022	1,493,000	1,562,633
4.50%, 02/01/2026	5,104,000	5,257,120

		45,490,294

Total Corporate Debt Securities (Cost $2,267,455,545)		2,221,165,801

LOAN ASSIGNMENTS - 0.7%
Commercial Services & Supplies - 0.1%
Advanced Disposal Services, Inc.
Term Loan B3,
TBD, 11/10/2023 (L) (N)	3,600,000	3,580,499

Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.42% (D), 12/15/2024	9,042,801	8,542,218

Hotels, Restaurants & Leisure - 0.2%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 4.50%, 0.38% - 5.50% (D), 12/11/2026	5,305,703	5,154,490

Total Loan Assignments (Cost $17,623,888)		17,277,207

	Shares	Value
COMMON STOCKS - 0.1%
Chemicals - 0.1%
Hexion Holdings Corp., Class B (J)	273,716	1,820,211

Electric Utilities - 0.0% (O)
Homer City Generation LLC (G) (J) (K) (P)	270,659	281,485

Software - 0.0% (O)
ASG WT Corp. (G) (J) (K)	1,265	101,757

Total Common Stocks (Cost $22,546,736)		2,203,453

PREFERRED STOCKS - 1.2%
Banks - 1.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.18% (D)	1,142,550	27,501,179

Building Products - 0.1%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (F) (G) (K) (P)	13,367,077	2,226,821

Total Preferred Stocks (Cost $41,200,840)		29,728,000

	Shares	Value
WARRANT - 0.0% (O)
Building Products - 0.0% (O)
Associated Materials Group, Inc., (G) (J) (K) (P)
Exercise Price $0,
Expiration Date 11/17/2023	116,602	$ 1

Total Warrant (Cost $16,134)		1

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (Q)	62,554,673	62,554,673

Total Other Investment Company (Cost $62,554,673)		62,554,673

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
Fixed Income Clearing Corp., 0.00% (Q), dated 07/31/2020, to be repurchased at $118,745,239 on 08/03/2020. Collateralized by U.S. Government Obligations, 0.25% - 1.38%, due 06/15/2023 - 06/30/2023, and with a total value of $121,120,243.	$ 118,745,239	118,745,239

Total Repurchase Agreement (Cost $118,745,239)		118,745,239

Total Investments (Cost $2,530,143,055)		2,451,674,374
Net Other Assets (Liabilities) - 0.6%		13,764,110

Net Assets - 100.0%		$ 2,465,438,484

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,221,165,608	$193	$2,221,165,801
Loan Assignments	—	17,277,207	—	17,277,207
Common Stocks	1,820,211	—	383,242	2,203,453
Preferred Stocks	27,501,179	—	2,226,821	29,728,000
Warrant	—	—	1	1
Other Investment Company	62,554,673	—	—	62,554,673
Repurchase Agreement	—	118,745,239	—	118,745,239

Total Investments	$91,876,063	$2,357,188,054	$2,610,257	$2,451,674,374

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $1,282,107,594, representing 52.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,209,973, collateralized by cash collateral of $62,554,673 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,363,015. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rounds to less than $1 or $(1).
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the total value of securities is $2,610,277, representing 0.1% of the Fund’s net assets.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2020, the total value of such securities is $19,946,277, representing 0.8% of the Fund’s net assets.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2020, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(J)	Non-income producing securities.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	All or a portion of the security represents an unsettled loan commitment at July 31, 2020 where the rate will be determined at time of settlement.
(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Homer City Generation LLC	8/21/2017	$13,906,767	$281,485	0.0	% (O)
Preferred Stocks	Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00%	6/30/2017 - 6/30/2020	12,997,707	2,226,821	0.1
Warrant	Associated Materials Group, Inc., 11/17/2023	3/24/2017	16,134	1	0.0	(O)

Total			$26,920,608	$2,508,307	0.1%

(Q)	Rates disclosed reflect the yields at July 31, 2020.
(R)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 11

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 12